Loans (Details) € in Thousands	9 Months Ended
	Sep. 30, 2021 loan	Sep. 30, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Interest expense recognized		€ 11,008
Convertible loan, second loan tranche two
Disclosure of detailed information about borrowings [line items]
Number of convertible loan facilities | loan	2
Loss from early termination of loan		€ 5,194